Customer Concentrations	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Customer Concentrations
7. Customer Concentrations
In 2014, the Partnership sold approximately 2.4 million tons of coke to its three primary customers: AK Steel Corporation, or AK Steel, ArcelorMittal USA, Inc., or ArcelorMittal, and United States Steel Corporation, or U.S. Steel. The first phase of its Haverhill facility, or Haverhill 1, sells approximately one-half of the production from the Haverhill facility pursuant to long-term contracts with ArcelorMittal. The second phase of its Haverhill facility, or Haverhill 2, sells the remaining balance of coke produced at the Haverhill facility to AK Steel under long-term contracts. All coke sales from the Middletown cokemaking facility are made pursuant to a long-term contract with AK Steel. All coke sales from the Granite City facility are made pursuant to a long-term contract with U.S. Steel.
The Partnership generally does not require any collateral with respect to its receivables. At December 31, 2014, the Partnership’s receivables balances were primarily due from ArcelorMittal, AK Steel and U.S. Steel. As a result, the Partnership experiences concentrations of credit risk in its receivables with these three customers; these concentrations of credit risk may be affected by changes in economic or other conditions affecting the steel industry. At December 31, 2014, receivables due from ArcelorMittal, AK Steel and U.S. Steel were $9.8 million, $14.5 million and $6.4 million, respectively.
Sales to ArcelorMittal, in total, accounted for $175.9 million, $178.8 million and $207.3 million, or 20.1 percent, 19.2 percent and 20.4 percent, respectively of the Partnership’s total revenues for the years ended December 31, 2014, 2013 and 2012.
Sales to AK Steel, in total, accounted for $402.4 million, $460.5 million and $510.9 million or 46.1 percent, 49.4 percent and 50.4 percent respectively, of the Partnership's total revenues for the years ended December 31, 2014, 2013 and 2012.
Sales to US Steel, in total, accounted for $232.3 million, $245.8 million and $273.7 million or 26.6 percent, 26.4 percent and 27.0 percent respectively, of the Partnership's total revenues for the years ended December 31, 2014, 2013 and 2012.